Warrants	12 Months Ended
Dec. 31, 2011
Warrants [Abstract]
Warrants

(6)           Warrants

Below is a summary of warrant activity during the years ended December 31, 2010and 2011:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Term in Years	Aggregate Intrinsic Value
Outstanding at January 1, 2010	3,981,871	$1.39
Granted in 2010	-	$-
Exercised in 2010	(268,750)	$.54
Cancelled in 2010	(350,413)	$2.33
Outstanding at December 31, 2010	3,362,708	$1.36	2.57	$371,083
Granted in 2011	869,800	$1.31
Exercised in 2011	-	$-
Cancelled in 2011	(250,000)	$.55
Outstanding at December 31, 2011	3,982,508	$1.40	2.71	$130,667

Warrants exercisable at December 31, 2011	2,007,508	$1.39	2.71	$130,667

The following tables summarize information about warrants outstanding and exercisable at December 31, 2011:

Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Remaining in Contractual Life in Years	Outstanding Warrants Weighted Average Exercise Price	Number of Warrants Exercisable	Exercisable Warrants Weighted Average Exercise Price
$0.30 to $0.75	501,667	2.54	$0.50	501,667	$0.50
$.91 to $1.84	2,869,800	3.80	$1.44	894,800	$1.50
$1.85 to $2.00	611,041	1.27	$1.96	611,041	$1.96
$0.30 to $2.00	3,982,508	2.71	$1.40	2,007,508	$1.39

In November 2008, we entered into a five year joint marketing agreement with Sodexo to provide Auxilio’s document services to Sodexo’s healthcare customer base in the United States.  Under the terms of the agreement, Sodexo invests in sales and marketing resources and assists us with marketing their document services to Sodexo’s U.S. healthcare customer base of more than 1,600 hospitals.  In return, we provide Sodexo with warrants to purchase up to two million shares of our Common Stock at a price of $1.50 per share.  The first 150,000 warrants vested on June 2, 2009. The fair value of the warrant for the 150,000 shares vesting upon execution on June 2, 2009 was $76,807. This amount was recognized as a sales and marketing expense in June 2009. We account for equity based payments to non-employees in accordance with ASC Topic 505-50. As the warrant issued is more reliably measurable at fair value, we use the fair value of the warrant to account for the transaction. The fair value of the warrant was determined using the Black-Scholes option-pricing model, with the following assumptions: (i) no expected dividends; (ii) a risk free interest rate of 0.20%; (iii) expected volatility of 85.07%; and (iv) a contract life of the warrants of five years. An additional 175,000 vested on July 13, 2010 upon the signing of a new customer contract. The fair value of the warrant for the 175,000 shares vesting with the signing of the new customer contract on July 13, 2010 was $90,161. This amount was recognized as a sales and marketing expense in July 2010. The fair value of the warrant was determined using the Black-Scholes option-pricing model, with the following assumptions: (i) no expected dividends; (ii) a risk free interest rate of 0.17%; (iii) expected volatility of 82.56%; and (iv) a contract life of the warrants of four years.  The balance of the warrants will vest in increments of between 75,000 and 500,000 shares dependent on the size and number of the new customer contracts that we enter into as a direct result of this agreement.

On April 1, 2011, we granted 300,000 warrants to our CEO to purchase shares of our Common Stock at an exercise price of $0.94 per share, which exercise price equals the fair value of our stock on the grant date. The fair value of the warrants was determined using the Black-Scholes option-pricing model.  The warrants have graded vesting annually over three years.  The fair value of the warrants was determined using the Black-Scholes option-pricing model.  The assumptions used to calculate the fair value are as follows:  (i) risk-free interest rate of 0.11%; (ii) estimated volatility of 81.36%; (iii) dividend yield of 0.0%; and (iv) expected life of the warrants of three years.

On July 29, 2011, we closed on a private offering of secured convertible notes and warrants, wherein warrants for 370,000 shares of our Common Stock were issued to the note holders and a warrant for 199,800 shares of our Common Stock were issued to the placement broker.  Please see Notes 4 and 5 for further information on these warrants.